Segment Information (Earnings) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Premiums									$ 38,545	$ 39,067	$ 37,674
Universal life and investment-type product policy fees									9,507	9,946	9,451
Net investment income									19,281	21,153	22,232
Other revenues									1,983	2,030	1,920
Net investment gains (losses)									597	(197)	161
Net derivative gains (losses)									38	1,317	(3,239)
Total revenues	$ 17,044	$ 18,031	$ 16,166	$ 18,710	$ 19,119	$ 18,846	$ 18,266	$ 17,085	69,951	73,316	68,199
Expenses
Policyholder benefits and claims and policyholder dividends									40,102	40,478	39,366
Interest credited to policyholder account balances									5,610	6,943	8,179
Capitalization of DAC									(3,837)	(4,183)	(4,786)
Amortization of DAC and VOBA									3,936	4,132	3,550
Amortization of negative VOBA									(361)	(442)	(579)
Interest expense on debt									1,208	1,216	1,282
Other expenses									15,823	16,368	17,135
Total expenses	15,909	15,868	15,053	15,651	17,043	15,894	16,316	15,259	62,481	64,512	64,147
Provision for income tax expense (benefit)									2,148	2,465	661
Income (loss) from continuing operations, net of income tax	$ 842	$ 1,198	$ 1,119	$ 2,163	$ 1,527	$ 2,094	$ 1,376	$ 1,342	5,322	6,339	3,391
U.S.
Expenses
Amortization of DAC and VOBA									471	458	439
Asia
Expenses
Amortization of DAC and VOBA									1,265	1,394	1,527
Latin America
Expenses
Amortization of DAC and VOBA									271	313	305
EMEA
Expenses
Amortization of DAC and VOBA									492	626	699
MetLife Holdings
Expenses
Amortization of DAC and VOBA									701	199	456
Brighthouse Financial
Expenses
Amortization of DAC and VOBA									737	1,150	124
Corporate & Other
Expenses
Amortization of DAC and VOBA									(1)	(8)	0
Operating Segments
Revenues
Premiums									38,548	39,022	37,583
Universal life and investment-type product policy fees									9,113	9,541	9,085
Net investment income									19,789	20,484	20,394
Other revenues									2,020	2,033	1,954
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									69,470	71,080	69,016
Expenses
Policyholder benefits and claims and policyholder dividends									39,565	39,478	37,746
Interest credited to policyholder account balances									5,334	5,661	6,015
Capitalization of DAC									(3,837)	(4,182)	(4,786)
Amortization of DAC and VOBA									3,802	4,027	4,083
Amortization of negative VOBA									(326)	(396)	(524)
Interest expense on debt									1,200	1,178	1,159
Other expenses									15,806	16,254	16,596
Total expenses									61,544	62,020	60,289
Provision for income tax expense (benefit)									2,326	2,378	2,344
Operating earnings									5,600	6,682	6,383
Operating Segments | U.S.
Revenues
Premiums									20,861	20,243	19,303
Universal life and investment-type product policy fees									943	909	900
Net investment income									6,209	6,111	5,866
Other revenues									751	721	706
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									28,764	27,984	26,775
Expenses
Policyholder benefits and claims and policyholder dividends									20,837	20,110	19,355
Interest credited to policyholder account balances									1,216	1,168	1,241
Capitalization of DAC									(493)	(488)	(475)
Amortization of DAC and VOBA									471	458	439
Amortization of negative VOBA									0	0	0
Interest expense on debt									4	12	11
Other expenses									3,685	3,550	3,349
Total expenses									25,720	24,810	23,920
Provision for income tax expense (benefit)									1,040	1,073	952
Operating earnings									2,004	2,101	1,903
Operating Segments | Asia
Revenues
Premiums									6,937	7,566	7,801
Universal life and investment-type product policy fees									1,542	1,693	1,722
Net investment income									2,675	2,886	2,943
Other revenues									105	106	92
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									11,259	12,251	12,558
Expenses
Policyholder benefits and claims and policyholder dividends									5,275	5,724	5,755
Interest credited to policyholder account balances									1,309	1,544	1,690
Capitalization of DAC									(1,720)	(1,914)	(2,143)
Amortization of DAC and VOBA									1,256	1,397	1,542
Amortization of negative VOBA									(309)	(364)	(427)
Interest expense on debt									0	0	0
Other expenses									3,611	3,975	4,317
Total expenses									9,422	10,362	10,734
Provision for income tax expense (benefit)									457	582	565
Operating earnings									1,380	1,307	1,259
Operating Segments | Latin America
Revenues
Premiums									2,581	2,796	2,698
Universal life and investment-type product policy fees									1,117	1,239	991
Net investment income									1,038	1,219	1,135
Other revenues									41	33	23
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									4,777	5,287	4,847
Expenses
Policyholder benefits and claims and policyholder dividends									2,408	2,615	2,361
Interest credited to policyholder account balances									349	394	417
Capitalization of DAC									(341)	(377)	(418)
Amortization of DAC and VOBA									271	313	305
Amortization of negative VOBA									(1)	(1)	(2)
Interest expense on debt									0	0	0
Other expenses									1,429	1,588	1,549
Total expenses									4,115	4,532	4,212
Provision for income tax expense (benefit)									37	129	116
Operating earnings									625	626	519
Operating Segments | EMEA
Revenues
Premiums									2,036	2,309	2,297
Universal life and investment-type product policy fees									424	466	386
Net investment income									326	428	425
Other revenues									61	60	97
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									2,847	3,263	3,205
Expenses
Policyholder benefits and claims and policyholder dividends									988	1,053	1,039
Interest credited to policyholder account balances									120	148	147
Capitalization of DAC									(472)	(680)	(714)
Amortization of DAC and VOBA									497	613	683
Amortization of negative VOBA									(16)	(31)	(95)
Interest expense on debt									0	0	1
Other expenses									1,469	1,846	1,812
Total expenses									2,586	2,949	2,873
Provision for income tax expense (benefit)									21	29	51
Operating earnings									240	285	281
Operating Segments | MetLife Holdings
Revenues
Premiums									4,545	4,545	4,481
Universal life and investment-type product policy fees									1,482	1,374	1,256
Net investment income									6,201	6,409	6,343
Other revenues									930	1,062	938
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									13,158	13,390	13,018
Expenses
Policyholder benefits and claims and policyholder dividends									7,357	7,217	7,094
Interest credited to policyholder account balances									1,062	1,098	1,098
Capitalization of DAC									(410)	(326)	(468)
Amortization of DAC and VOBA									577	444	494
Amortization of negative VOBA									0	0	0
Interest expense on debt									55	58	39
Other expenses									2,694	2,670	2,814
Total expenses									11,335	11,161	11,071
Provision for income tax expense (benefit)									581	714	660
Operating earnings									1,242	1,515	1,287
Operating Segments | Brighthouse Financial
Revenues
Premiums									1,675	1,474	926
Universal life and investment-type product policy fees									3,718	3,963	3,930
Net investment income									3,327	3,156	3,221
Other revenues									422	534	615
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									9,142	9,127	8,692
Expenses
Policyholder benefits and claims and policyholder dividends									2,875	2,711	2,084
Interest credited to policyholder account balances									1,255	1,275	1,380
Capitalization of DAC									(399)	(397)	(568)
Amortization of DAC and VOBA									731	810	620
Amortization of negative VOBA									0	0	0
Interest expense on debt									128	133	112
Other expenses									2,484	2,472	2,628
Total expenses									7,074	7,004	6,256
Provision for income tax expense (benefit)									555	570	704
Operating earnings									1,513	1,553	1,732
Operating Segments | Corporate & Other
Revenues
Premiums									(87)	89	77
Universal life and investment-type product policy fees									(113)	(103)	(100)
Net investment income									13	275	461
Other revenues									(290)	(483)	(517)
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									(477)	(222)	(79)
Expenses
Policyholder benefits and claims and policyholder dividends									(175)	48	58
Interest credited to policyholder account balances									23	34	42
Capitalization of DAC									(2)	0	0
Amortization of DAC and VOBA									(1)	(8)	0
Amortization of negative VOBA									0	0	0
Interest expense on debt									1,013	975	996
Other expenses									434	153	127
Total expenses									1,292	1,202	1,223
Provision for income tax expense (benefit)									(365)	(719)	(704)
Operating earnings									(1,404)	(705)	(598)
Significant Reconciling Items
Revenues
Premiums									(3)	45	91
Universal life and investment-type product policy fees									394	405	366
Net investment income									(508)	669	1,838
Other revenues									(37)	(3)	(34)
Net investment gains (losses)									597	(197)	161
Net derivative gains (losses)									38	1,317	(3,239)
Total revenues									481	2,236	(817)
Expenses
Policyholder benefits and claims and policyholder dividends									537	1,000	1,620
Interest credited to policyholder account balances									276	1,282	2,164
Capitalization of DAC									0	(1)	0
Amortization of DAC and VOBA									134	105	(533)
Amortization of negative VOBA									(35)	(46)	(55)
Interest expense on debt									8	38	123
Other expenses									17	114	539
Total expenses									937	2,492	3,858
Provision for income tax expense (benefit)									$ (178)	$ 87	$ (1,683)